3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) (USD $)	Dec. 31, 2012 integer	Dec. 31, 2011 integer
Number of Contracts modified as TDRs	5	22
Pre-Modification Outstanding Recorded Investment	$ 1,227,772	$ 2,559,645
Post- Modification Outstanding Recorded Investment	1,190,123	2,559,645
Number of TDRs contracts which subsequently default		12
Recorded Investment		1,355,271
Residential real estate - Jr lien
Number of Contracts modified as TDRs		2
Pre-Modification Outstanding Recorded Investment		71,928
Post- Modification Outstanding Recorded Investment		71,928
Number of TDRs contracts which subsequently default		1
Recorded Investment		34,687
Commercial Real Estate
Number of Contracts modified as TDRs	2	6
Pre-Modification Outstanding Recorded Investment	1,030,645	1,202,546
Post- Modification Outstanding Recorded Investment	997,645	1,202,546
Number of TDRs contracts which subsequently default		1
Recorded Investment		401,002
Residential real estate - 1st lien
Number of Contracts modified as TDRs	3	4
Pre-Modification Outstanding Recorded Investment	197,127	299,505
Post- Modification Outstanding Recorded Investment	192,478	299,505
Number of TDRs contracts which subsequently default		2
Recorded Investment		178,492
Commercial
Number of Contracts modified as TDRs		10
Pre-Modification Outstanding Recorded Investment		985,666
Post- Modification Outstanding Recorded Investment		985,666
Number of TDRs contracts which subsequently default		8
Recorded Investment		$ 741,090